Supplemental Cash Flow Information (Details) - Schedule of non cash investing and financing activities - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of non cash investing and financing activities [Abstract]
Common Shares issued for previous services (Note 8)	6,410,275	6,431,359
Common Shares issued for exploration license acquisition (Note 3)	27,999,997
Settlement of additional contribution from Allseas (Note 8)	8,333,335
Financing stock options issued (Note 10)	396,567	1,584,657